Retirement benefits	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Retirement Benefits	Retirement benefits
Retirement benefits are provided in most of the countries where Shell has operational activities. Shell offers these benefits through funded and unfunded defined benefit plans and defined contribution plans. The most significant pension plans are in the Netherlands, UK and USA.
Other post-employment benefits (OPEB) comprising retirement health care and life insurance are also provided in certain countries. The most significant OPEB plan is in the USA.
23. Retirement benefits continued

Financial position

	$ million
	Dec 31, 2023	Dec 31, 2022
Obligations	(78,024)	(73,481)
Plan assets	79,961	76,756
Asset ceilings	(335)	(371)
Surplus	1,602	2,904
Retirement benefits in the Consolidated Balance Sheet:
Non-current assets	9,151	10,200
Non-current liabilities:	(7,549)	(7,296)
Non-current liabilities - Pensions	(4,448)	(4,417)
Non-current liabilities - OPEB	(3,101)	(2,879)
Total	1,602	2,904

Retirement benefit expense

	$ million
	2023	2022	2021
Defined benefit plans:
Current service cost, net of plan participants' contributions	731	1,100	1,385
Interest expense on defined pension benefit obligations	3,072	1,584	1,223
Interest income on plan assets	(3,417)	(1,732)	(1,160)
Interest expense on OPEB obligations	166	120	128
Current OPEB service cost	36	57	60
Other [A]	262	246	(343)
Total	850	1,375	1,293
Defined contribution plans	474	420	403
Total retirement benefit expense	1,324	1,795	1,696
[A]Mainly related to plan amendments and curtailments on pension and OPEB plans.
Retirement benefit expenses are presented principally within production and manufacturing expenses and selling, distribution and administrative expenses in the Consolidated Statement of Income. Interest income on plan assets is calculated using the same rate as that applied to the related defined benefit obligations for each plan to determine interest expense.

Remeasurements

	$ million
	2023	2022		2021
Actuarial (losses)/gains on obligations:
Due to changes in financial assumptions on pensions [A]	(1,513)	28,840		1,915
Due to changes in financial assumptions on OPEB [A]	(264)	527		59
Due to experience adjustments on pensions [B]	(491)	(2,956)		136
Due to experience adjustments on OPEB [B]	230	1,480	[C]	322
Due to changes in demographic assumptions on pensions [D]	(299)	27		(320)
Due to changes in demographic assumptions on OPEB [D]	(38)	25		(111)
Total	(2,375)	27,943		2,001
Return on plan assets in excess/(shortage) of interest income	1,243	(20,612)		8,185
Other movements	44	(349)		5
Total remeasurements	(1,088)	6,982		10,191
[A]Mainly relates to changes in the discount rate and inflation assumptions.
[B]Experience adjustments arise from differences between the actuarial assumptions made in respect of the year and actual outcomes.
[C]Includes $782 million to reflect the impact of prescription drug rebates.
[D]Mainly relates to updates in mortality assumptions.
23. Retirement benefits continued
Defined benefit plan obligations

2023

	$ million, except where indicated
	Pension benefits					Other post-employment benefits
	The Netherlands	UK	USA	Rest of the world		OPEB [A]	Total
At January 1	24,608	17,791	14,793	13,410		2,879	73,481
Current service cost	184	145	215	179		36	759
Interest expense	904	881	695	592		166	3,238
Actuarial losses	929	257	832	285		72	2,375
Benefit payments	(1,032)	(1,014)	(956)	(757)		(88)	(3,847)
Other movements	252	—	—	(63)		—	189
Currency translation differences	901	1,014	—	(122)		36	1,829
At December 31	26,746	19,074	15,579	13,524	[B]	3,101	78,024
Comprising:
Funded pension plans	26,746	18,734	14,695	11,298			71,473
Weighted average duration	16 years	15 years	11 years	13 years			14 years
Unfunded pension plans		340	884	2,226		—	3,450
Weighted average duration		16 years	8 years	11 years			11 years
Unfunded OPEB plans						3,101	3,101
Weighted average duration						13 years	13 years
[A]Mainly related to post-retirement medical benefits in the USA.
[B]Rest of the world includes pension plans in Germany ($3,647 million) and Canada ($3,930 million) which are the largest pension plans in this category.

2022

	$ million, except where indicated
	Pension benefits					Other post-employment benefits
	The Netherlands	UK	USA	Rest of the world		OPEB [A]	Total
At January 1	35,340	29,913	19,003	18,213		4,867	107,336
Current service cost	286	259	282	261		57	1,145
Interest expense	298	489	417	380		120	1,704
Actuarial gains	(8,806)	(9,793)	(3,730)	(3,582)		(2,032)	(27,943)
Benefit payments	(942)	(1,124)	(1,088)	(771)		(178)	(4,103)
Other movements	374	130	(91)	(154)		37	296
Currency translation differences	(1,942)	(2,083)	—	(937)		8	(4,954)
At December 31	24,608	17,791	14,793	13,410	[B]	2,879	73,481
Comprising:
Funded pension plans	24,608	17,474	13,925	11,258			67,265
Weighted average duration	17 years	15 years	12 years	13 years			15 years
Unfunded pension plans		317	868	2,152			3,337
Weighted average duration		15 years	9 years	12 years			11 years
Unfunded OPEB plans						2,879	2,879
Weighted average duration						14 years	14 years
[A]Mainly related to post-retirement medical benefits in the USA.
[B]Rest of the world includes pension plans in Germany ($3,477 million) and Canada ($3,482 million) which are the largest pension plans in this category.
23. Retirement benefits continued
Defined benefit plan assets

2023

	$ million, except where indicated
	Pension benefits
	The Netherlands	UK	USA	Rest of the world		Total
At January 1	27,986	21,963	14,243	12,564		76,756
Return on plan assets in excess of interest income	833	(999)	609	800		1,243
Interest income	1,035	1,094	679	609		3,417
Employer contributions [A]	419	34	274	(23)		704
Plan participants' contributions	11	16	—	7		34
Benefit payments	(1,032)	(1,014)	(957)	(703)		(3,706)
Other movements	(6)	(16)	(13)	17		(18)
Currency translation differences	1,020	1,242	—	(731)		1,531
At December 31	30,266	22,320	14,835	12,540	[B]	79,961
[A]Includes the netted amount of $225 million received from the captive structure in relation to pension plans reinsured in Rest of the world.
[B]Rest of the world includes pension plans in Germany ($2,730 million) and Canada ($3,504 million) which are the largest pension plans in this category.

2022

	$ million, except where indicated
	Pension benefits
	The Netherlands	UK	USA	Rest of the world		Total
At January 1	37,096	33,720	18,055	15,624		104,495
Return on plan assets in excess of interest income	(6,576)	(8,682)	(3,523)	(1,831)		(20,612)
Interest income	314	552	406	460		1,732
Employer contributions	228	54	408	41		731
Plan participants' contributions	11	16	—	5		32
Benefit payments	(942)	(1,124)	(1,088)	(735)		(3,889)
Other movements	(9)	150	(15)	(184)		(58)
Currency translation differences	(2,136)	(2,723)	—	(816)		(5,675)
At December 31	27,986	21,963	14,243	12,564	[A]	76,756
[A]Rest of the world includes pension plans in Germany ($2,538 million) and Canada ($3,497 million) which are the largest pension plans in this category.

Type of pension assets

	2023	2022
Quoted in active markets:
Equities	12%	13%
Debt securities	71%	70%
Real estate	1%	—%
Other	—%	1%
Unquoted
Equities	12%	13%
Debt securities	4%	2%
Real estate	7%	7%
Investment funds	3%	4%
Debt repurchase agreements [A]	(11)%	(14)%
Cash	1%	4%
[A]Debt repurchase agreements are mainly related to UK member defined pension plans to fund liability-driven investments. In addition to these contracts, derivatives including interest rate and inflation swaps are used in the principal defined benefit plan in the Netherlands for liability matching strategies.
Employer contributions to funded defined benefit pension plans are based on actuarial valuations in accordance with local regulations and are estimated to be $480 million in 2024.
23. Retirement benefits continued
Characteristics of significant defined benefit and defined contribution plans and regulatory framework
The Netherlands
The principal defined benefit pension plan in the Netherlands is a funded career-averaged pension arrangement with retired employees drawing benefits as an annuity, with a surplus of $3,520 million reported as at December 31, 2023, (2022: $3,378 million surplus). While the plan was closed to employees hired or rehired after July 1, 2013, it currently remains open for ongoing accrual for existing active members. Active members account for 23% (2022: 23%) of the total defined benefit liability in the Netherlands. From July 1, 2013 onwards, new employees in the Netherlands are entitled to membership of a defined contribution pension plan.
In line with Dutch regulations, the defined benefit pension plan has a joint Trustee Board with trustee representatives nominated by the Company, the Central Staff Council and retired members. The defined benefit pension plan also has an Accountability Council comprised of members nominated by the Company, the Central Staff Council and retired members. Furthermore, there is a Supervisory Committee, which includes external experts from the pension industry, to oversee management, compliance and operations of the fund. The defined contribution pension plan has a one-tier Trustee Board with an independent chair, trustee representatives nominated by the Company and the Central Staff Council, as well as two executive board members. The defined contribution fund also has an Accountability Council comprised of members nominated by the Company and the Central Staff Council. Both Trustee Boards are responsible for administering the plans in line with the Dutch "Pensioen Wet" (PW), including corporate governance, investment strategy for the pension plans' assets and paying member benefits, and are required to act in the best interests of the members.
As per July 1, 2023, new pension legislation ("Wet Toekomst Pensioenen") came into effect in the Netherlands which needs to be implemented latest January 2028. This legislation aims to create a more resilient and adaptable pensions system that can better accommodate demographic changes and economic fluctuations while providing adequate retirement income. The legislation requires all future pension accruals to be in a defined contribution framework and also intends that benefits accrued in pension funds are converted into a defined contribution framework. The new regulatory framework will have an impact on both the defined benefit pension plan and the defined contribution pension plan. The necessary changes to the pension plans require Central Staff Council consent and acceptance by the Trustee Boards of the pension plans. It is our expectation that consent will be obtained during 2024 and that following this, a transition plan will be offered to the Trustee Boards for acceptance. Shell will continue to monitor and take appropriate actions when and as necessary, as required by the law. There remains a degree of uncertainty regarding the potential outcome and impact on Shell's earnings, cash flows and financial position.
UK
The three largest defined benefit pension plans for employees in the UK are funded final salary pension arrangements with retired employees mainly drawing benefits as an annuity with the option to take a portion as a lump sum. The three plans are separate and independent plans and cannot be netted against each other. In total, the plans reported a surplus of $3,246 million as at December 31, 2023 (2022: surplus of $4,172 million), which is after netting of unfunded plans of $340 million (2022: $317 million) which are reported as non-current liabilities on the balance sheet. All three plans were closed to new employees hired or rehired. However, two plans currently remain open for ongoing accrual for existing active members. Active members account for 16% (2022: 17%) of the total defined benefit liability in the UK. From March 1, 2013, onwards new employees in the UK are entitled to membership of a defined contribution pension plan.
In line with UK regulations, the principal defined benefit pension plan is governed by a corporate trustee whose board is comprised of four trustee directors nominated by the Company, including the chair and four member-nominated trustee directors. The defined contribution pension plan is governed by a corporate trustee whose board is comprised of three company-nominated directors, including the chair and two member-nominated trustee directors. The trustees are responsible for administering the plans in line with the Trust Deed and Regulations, including setting the investment strategy for the pension plans' assets and paying member benefits, and are required to act in the best interests of the members of the pension plans.
USA
The principal defined benefit pension plan in the USA is a funded final average pay pension plan with a surplus of $140 million reported as at December 31, 2023 (2022: $318 million surplus). After retirement, all retirees can choose to draw their benefits as an annuity, whereas others also have the choice to take their benefit in a lump sum. There is also an unfunded defined benefit pension plan with a deficit of $884 million (2022: $868 million deficit). The benefits under this plan are taken primarily in a lump sum. In addition, the Company provides a defined contribution benefit plan. The funded defined benefit, unfunded defined benefit, and Shell's defined contribution pension plans are subject to the provisions of the Employee Retirement Income Security Act (ERISA). Active members account for 23% (2022: 24%) of the total defined benefit liability in the USA.
Both the funded defined benefit pension plan and the defined contribution pension plan are governed by trustees who are appointed by the Plan Sponsor and are named fiduciaries with respect to the plans. The trustees are generally responsible for investment-related matters, appointing the Plan Administrator, maintaining general oversight and deciding appeals of participants.
In line with Shell group's strategic objectives and risk management, on January 30, 2024, the principal defined benefit pension plan in the USA, Shell Pension Plan, entered into a contract with "The Prudential Insurance Company of America" to settle $5,052 million of pension liabilities. The settlement price consisted of $4,920 million of pension assets. As a result of this transaction, all legal and constructive obligations for a tranche of benefits provided by the Shell Pension Plan have been eliminated. A gain on settlement of $101 million (after tax) will be recognised in Shell's Consolidated Statement of Income in 2024.
23. Retirement benefits continued
USA OPEB
The Company also sponsors "other post-retirement employee benefits" (OPEB), mainly in the USA. The OPEB plans in the USA provide medical, dental and vision benefits, as well as life insurance benefits to eligible retired employees. The plans are unfunded, and the Company and retirees share the costs with a deficit of $2,267 million reported as at December 31, 2023 (2022: $2,135 million deficit). The plan that provides post-retirement medical benefits in the USA is closed to employees hired or rehired on or after January 1, 2017. Certain life insurance benefits are paid by the Company.
Significant funding requirements:
￮Additional contributions to the Dutch defined benefit pension plan would be required if the 12-month rolling average local funding percentage falls below 105% for six months or more. At the most recent (2023) funding valuation, the local funding percentage was above this level.
￮There are no set minimum statutory funding requirements for the UK plans. A professional qualified independent actuary, appointed by the trustee board, undertakes a local funding valuation typically every three years. The most recent completed funding valuation for the principal defined benefit plan was undertaken as at December 31, 2020, and revealed a funding ratio of 103% and therefore no sponsor contributions (except for salary sacrifice contributions) were payable under the schedule of contributions.
￮Under the Pension Protection Act, US pension plans are subject to minimum required contribution levels based on the funding position.
No contributions are required based on the most recent funding valuation.
Associated risks to which retirement benefits are exposed
There are inherent risks associated with defined benefit pension and OPEB plans. These risks are related to various assumptions made on valuation of the liabilities and the cash funding requirement of the underlying plans. Volatility in capital markets or government policies, and the resulting consequences for investment performance, interest and inflation rates, as well as changes in assumptions for mortality, retirement age or pensionable remuneration at retirement, could result in significant changes to the funding level of future liabilities. In case of a shortfall, there could be a requirement to make substantial cash contributions (depending on the applicable local regulations).
These inherent risks are managed by a pension forum, chaired by the Chief Financial Officer, which oversees Shell's pension strategy, policy and operations. The forum is supported by a risk committee in reviewing the results of the assurance process with respect to pension risk.
Investment strategies
Long-term investment strategies of plans are generally determined by the relevant pension plan trustees using a structured asset/liability modelling approach to define the asset mix that best meets the objectives of optimising returns within agreed risk levels, while maintaining adequate funding levels.
Principal and actuarial assumptions
The principal assumptions applied in determining the present value of defined benefit obligations and their bases were as follows:
￮rates of increase in pensionable remuneration, pensions in payment and health-care costs: historical experience and management's long-term expectation;
￮discount rates: prevailing long-term AA corporate bond yields, chosen to match the currency and duration of the relevant obligation; and
￮mortality rates: published standard mortality tables for the individual countries concerned adjusted for Shell experience where statistically significant.
The weighted averages for those assumptions and related sensitivity information as at December 31, 2023 are presented below. Sensitivity information indicates by how much the defined benefit obligations would increase or decrease if a given assumption were to increase or decrease with no change in other assumptions. The sensitivity analyses may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation from one another. The weighted averages are at nominal terms and based on market expectations at December 31, 2023.
23. Retirement benefits continued

			$ million, except where indicated
			Effect of using alternative assumptions
	Assumptions used at nominal rates		Increase/(decrease) in defined benefit obligations
	Dec 31, 2023	Dec 31, 2022	Range of assumptions	Dec 31, 2023		Dec 31, 2022
Rate of increase in pensionable remuneration [A]	3.9%	4.0%	-1% to +1%	(828)	915	(833)	921
of which the Netherlands	3.3%	3.3%
of which UK	4.1%	4.1%
of which USA	4.6%	4.6%
Rate of increase in pensions in payment	1.9%	2.1%	-1% to +1%	(5,599)	6,713	(5,542)	6,657
of which the Netherlands	2.4%	2.6%
of which UK	2.8%	3.0%
of which USA	—%	—%
Discount rate for pension plans	4.1%	4.5%	-1% to +1%	10,560	(8,472)	10,522	(8,328)
of which the Netherlands	3.3%	3.7%
of which UK	4.6%	4.8%
of which USA	4.9%	5.0%
Inflation rate for defined benefit obligation [B]	2.0%	2.2%	-1% to +1%	(6,034)	7,300	(6,002)	7,271
of which the Netherlands	2.4%	2.6%
of which UK	2.9%	3.1%
Expected age at death for persons aged 60:
Men	88 years	87 years	-1 year to +1 year	(1,166)	1,143	(1,130)	1,103
of which the Netherlands	88 years	88 years
of which UK	87 years	87 years
of which USA	87 years	85 years
Women	89 years	89 years	-1 year to +1 year	(1,006)	1,041	(993)	1,077
of which the Netherlands	90 years	89 years
of which UK	89 years	90 years
of which USA	89 years	86 years
Rate of increase in health-care costs [C]	7.0%	6.4%	-1% to +1%	(338)	422	(298)	372
Discount rate for health-care plans [C]	5.6%	5.7%	-1% to +1%	457	(358)	401	(309)
[A]Based on active members.
[B]Excluding US funds in the weighted average inflation rate, because of the insignificant impact on the defined benefit obligation.
[C]Mainly related to post-retirement health-care benefits in the USA.